Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Southland Holdings Llc [Member]
Denominator:
Costs to insure			$ 12,770,000	$ 21,471,000
Mobilization costs			5,358,000	6,518,000
Costs to fulfill contracts, net			18,128,000	$ 27,989,000
Public Shares [Member]
Numerator:
Allocation of net loss as adjusted	$ (207,580)	$ (348,871)	$ (68,381)
Denominator:
Basic weighted average shares outstanding	28,771,000	28,771,000	6,260,292
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)	$ (0.01)
Founder Shares [Member]
Numerator:
Allocation of net loss as adjusted	$ (51,514)	$ (86,578)	$ (70,057)
Denominator:
Basic weighted average shares outstanding	7,140,000	7,140,000	6,413,684
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)	$ (0.01)